Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of the Company's intangible assets
The following table is a summary of the Company’s intangible assets as of December 31:

	2013			2012
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,840	(3,083)	2,757	5,745	(2,812)	2,933
Favorable leases and other	800	(426)	374	802	(380)	422
	$13,038	$(3,509)	$9,529	$12,945	$(3,192)	$9,753